Basis of Accounting - Disclosure of changes in accounting policy (Details) - GBP (£) £ in Thousands	3 Months Ended			6 Months Ended
	Jul. 31, 2019	Jul. 31, 2018		Jul. 31, 2019	Jul. 31, 2018		Jan. 31, 2019		Jan. 31, 2018
Non-current assets
Property, plant and equipment	£ 1,365			£ 1,365			£ 1,540	[1]	£ 2,067	[1]
Current assets
Trade and other receivables	10,679			10,679			13,491	[1]	11,087	[1]
Non-current liabilities
Lease liabilities	(486)			(486)			(647)	[1]	(962)	[1]
Current liabilities
Trade and other payables	(6,496)			(6,496)			(8,733)	[1]	(8,825)	[1]
Lease liabilities	(358)			(358)			(358)	[1]	(324)	[1]
Equity
Accumulated losses reserve	(84,894)			(84,894)			(76,097)	[1]	(93,925)	[1]
Operating expenses
Research and development	(9,216)	£ (9,854)	[2]	(17,489)	£ (21,444)	[3]
General and administration	(1,204)	(2,327)	[2]	(2,859)	(4,655)	[3]
Operating profit	(6,159)	24,490	[2]	(10,967)	17,901	[2],[3]
Finance costs	(62)	(150)	[2]	(123)	(350)	[3]
Profit for the period	(5,159)	26,634	[2]	(9,184)	20,792	[3],[4]
Statement of Cash Flows
Profit before income tax	(6,221)	27,125	[2]	(11,088)	20,337	[3],[5]
Adjusted for:
Finance costs				123	350	[5]
Depreciation				284	324	[5]
Increase in trade and other receivables				2,930	(327)	[5]
Increase in trade and other payables				(2,482)	(2,378)	[5]
Financing activities
Repayment of lease liabilities	£ (90)	(75)		£ (179)	(159)	[5]
Previously stated
Non-current assets
Property, plant and equipment							616		809
Current assets
Trade and other receivables							13,547		11,134
Non-current liabilities
Lease liabilities							0		0
Current liabilities
Trade and other payables							(8,865)		(8,932)
Lease liabilities							0		0
Equity
Accumulated losses reserve							(76,092)		(93,957)
Operating expenses
Research and development		(9,846)			(21,438)
General and administration		(2,330)			(4,661)
Operating profit		24,495			17,901
Finance costs		(140)			(328)
Profit for the period		26,649			20,814
Statement of Cash Flows
Profit before income tax					20,359
Adjusted for:
Finance costs					328
Depreciation					157
Increase in trade and other receivables					(336)
Increase in trade and other payables					(2,361)
Financing activities
Repayment of lease liabilities					0
Adjusted
Non-current assets
Property, plant and equipment							924		1,258
Current assets
Trade and other receivables							(56)		(47)
Non-current liabilities
Lease liabilities							(647)		(962)
Current liabilities
Trade and other payables							132		107
Lease liabilities							(358)		(324)
Equity
Accumulated losses reserve							£ (5)		£ 32
Operating expenses
Research and development		(8)			(6)
General and administration		3			6
Operating profit		(5)			0
Finance costs		(10)			(22)
Profit for the period		£ (15)			(22)
Statement of Cash Flows
Profit before income tax					(22)
Adjusted for:
Finance costs					22
Depreciation					167
Increase in trade and other receivables					9
Increase in trade and other payables					(17)
Financing activities
Repayment of lease liabilities					(159)
Impact on net cash flows					£ 0

[1]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[2]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[3]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[4]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’’
[5]	See Note 1 - ‘Basis of Accounting - Adoption of IFRS 16 ‘Leases’